IN-LICENSED TECHNOLOGY - Polytherapeutics (Details) - Polytherapeutics - USD ($)		12 Months Ended
	Mar. 24, 2018	Dec. 31, 2022	Dec. 31, 2021
IN-LICENSED TECHNOLOGY
Purchase price agreement	$ 40,833
Royalty payment period	10 years
Percentage of royalty payments of net revenue	4.00%
Royalty payments with generic product introduced, as a percent of net revenue	2.00%		2.00%
Royalty payments with two or more generic product introduced, as a percent of net revenue	0.00%	0.00%
Royalty payments, as a percent of net revenue	4.00%
Royalty payments with one generic product introduced, as a percent of net revenue		2.00%	4.00%